UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Ma 02110

April 21, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds, Inc. II
	File Nos. (333-44193/811-08605)

Dear Sir/ Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify that the Prospectus of The
Analytic Funds, a series of UAM Funds, Inc. II (the "Fund") does not differ from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement of Form N-1A, filed electronically with the Securities and Exchange Commission on April 7, 1999.

This letter and the certification contained therein is limited to the Prospectus of the Fund, and do not intend to be applicable to the Statement of Additional Information of the Fund, which was filed under separate cover pursuant to Rule 497(c) of the Act.


Sincerely,
/s/ Martin J. Wolin
Martin J. Wolin
Associate General Counsel

MJW/cl